Consolidated Statements of Shareholders' Equity (Parentheticals) - $ / shares	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014
Common Stock [Member]
Dividends declared per share (in dollars per share)	$ 0.08	$ 0.08
Dividends declared per share (in dollars per share)	$ 0.08	$ 0.08